Property and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
9.
Property and Equipment

Changes in property and equipment account for the years ended December 31, 2025 and 2024 are as follows:

	Cable and wire facilities	Central equipment	Network facilities	Building and lease improvement	Vehicles, furniture and other network equipment	Land and land improvements	IT systems and platforms	Security platforms	Property under construction	Total
	(in million pesos)
December 31, 2025
Net book value at beginning of the year	101,265	257	116,506	7,304	1,971	4,474	17,210	864	68,218	318,069
Additions (Note 4)	882	—	723	97	367	—	273	—	51,935	54,277
Disposals/retirements	(6)	—	(4)	(3)	(68)	(1)	—	—	—	(82)
Reclassification	11,158	—	23,581	7,141	448	(614)	6,977	258	(51,345)	(2,396)
Translation differences charged directly to cumulative translation adjustments	1	—	1	—	—	—	—	—	—	2
Depreciation and amortization (Note 3)	(10,483)	(103)	(24,626)	(759)	(725)	(53)	(4,850)	(282)	—	(41,881)
Net book value at end of the year	102,817	154	116,181	13,780	1,993	3,806	19,610	840	68,808	327,989
As at December 31, 2025
Cost	327,658	513	384,033	35,183	35,463	4,301	66,115	2,189	68,808	924,263
Accumulated depreciation, impairment and amortization	(224,841)	(359)	(267,852)	(21,403)	(33,470)	(495)	(46,505)	(1,349)	—	(596,274)
Net book value	102,817	154	116,181	13,780	1,993	3,806	19,610	840	68,808	327,989

December 31, 2024
Net book value at beginning of the year	81,227	384	101,941	7,979	3,654	4,122	18,794	1,162	67,840	287,103
Additions (Note 4)	86	—	70	31	397	—	598	—	69,730	70,912
Disposals/retirements	—	—	(19)	(1)	(234)	—	(1)	(129)	—	(384)
Reclassification	31,435	—	33,692	542	(809)	456	5,561	202	(69,167)	1,912
Translation differences charged directly to cumulative translation adjustments	1	—	—	—	1	—	—	—	—	2
Adjustments	—	(25)	—	—	25	—	—	—	(185)	(185)
Impairment losses recognized during the year	—	—	—	—	—	—	—	(67)	—	(67)
Depreciation and amortization (Note 3)	(11,484)	(102)	(19,178)	(1,247)	(1,063)	(104)	(7,742)	(304)	—	(41,224)
Net book value at end of the year	101,265	257	116,506	7,304	1,971	4,474	17,210	864	68,218	318,069
As at December 31, 2024
Cost	316,803	532	362,387	27,884	36,467	4,960	56,418	1,930	68,218	875,599
Accumulated depreciation, impairment and amortization	(215,538)	(275)	(245,881)	(20,580)	(34,496)	(486)	(39,208)	(1,066)	—	(557,530)
Net book value	101,265	257	116,506	7,304	1,971	4,474	17,210	864	68,218	318,069

Interest capitalized to property and equipment that qualified as borrowing costs amounted to Php2,724 million,
Php2,589 million and Php2,169 million for the years ended December 31, 2025, 2024 and 2023, respectively. See
Note 5 – Income and Expenses – Financing Costs – Net. The average interest capitalization rate used was approximately
5% each for the years ended December 31, 2025 and 2024 and 4% for the year ended December 31, 2023.

Our net foreign exchange differences, which qualified as borrowing costs, amounted to Php308 million, Php686 million and Php195 million for the years ended December 31, 2025, 2024 and 2023, respectively.

As at December 31, 2025, the estimated useful lives of our property and equipment are as follows:

Cable and wire facilities(1)	5 – 25 years
Central equipment(2)	10 years
Network facilities	3 – 20 years
Buildings	25 – 50 years
Vehicles, furniture and other network equipment	3 – 15 years
Land improvements	10 years
IT systems and platforms(3)	3 – 20 years
Security platforms	3 – 5 years
Leasehold improvements	3 – 10 years or the term of the lease, whichever is shorter

(1) As at December 31, 2024, the estimated useful life ranged from 5-15 years.

(2) As at December 31, 2024, the estimated useful life ranged from 3-15 years.

(3) As at December 31, 2024, the estimated useful life ranged from 3-5 years.

See Note 3 – Management’s Use of Accounting Judgments, Estimates and Assumptions – Estimating useful lives of property and equipment.

Sale and Leaseback of Telecom Towers

On various dates in 2022 and 2023, Smart and DMPI signed Sale and Purchase Agreements with Edotco Towers, Inc., Edgepoint Towers, Inc., Unity Digital Infrastructure and Frontier Tower Associates Philippines, Inc., or collectively the TowerCos, in connection with the sale of 7,569 telecom towers and related passive telecommunication infrastructure for Php98,309 million.

Concurrent with the execution of the Sale and Purchase Agreements, Smart also entered into Master Service Agreements, or MSAs, with the TowerCos wherein Smart agreed to lease back the towers sold in the transaction for a period of 10 years. In addition to space, the TowerCos are responsible for providing operations and maintenance services, as well as power to the sites. The sale and leaseback with the TowerCos is complemented by a commitment to place service orders for a total of 1,220 Build-To-Suit, or BTS, sites within the next two to four years. Thus, total committed BTS sites with the TowerCos is 2,270 sites. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred.

The following summarizes the completed sale of Smart and DMPI telecom towers as at December 31, 2025:

Closing Date	Number of Tower Assets Sold	Cash Consideration	Gain on Sale and Leaseback
		(in million pesos)	(in million pesos)
2022	4,665	60,492	25,234
2023	1,705	22,465	7,467
2024	356	4,362	1,471
2025	89	1,068	859
	6,815	88,387	35,031	(1)

(1) Gross of related transaction costs.

The remaining telecom towers with net book value of Php4,162 million and Php4,547 million as at December 31, 2025 and 2024, respectively, subject to sale and purchase agreement within one year, were reclassified from “Property and equipment” to “Assets classified as held-for-sale” under current assets in our consolidated statement of financial position.